Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of notes payable
	December 31, 2021	December 31, 2020
	$	$
Short-term notes	549	49,647
Notes payable	300,000	335,000
	300,549	384,647